Financial Instruments - Cash Flow Hedge Fair Value Reserve (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Gain (Loss) Recognized in Cash Flow Hedge [Abstract]
Total cash flow hedge assets	$ 2.3	$ (9.8)	$ (1.9)
Unrealized gain (loss) recognized in cash flow hedge reserve	(5.2)	(39.7)
Realized (gain) loss reclassified or adjusted from cash flow hedge reserve	3.8	24.8
Premiums accrued	10.5	2.2
Time value excluded from hedge relationship	3.0	4.8
Current portion of hedge asset	2.3
Hedging Instrument, assets (liabilities)	2.3
Canadian dollar contracts
Gain (Loss) Recognized in Cash Flow Hedge [Abstract]
Total cash flow hedge assets	2.0	(9.8)	1.6
Unrealized gain (loss) recognized in cash flow hedge reserve	5.3	(13.1)
Realized (gain) loss reclassified or adjusted from cash flow hedge reserve	3.8	1.7
Premiums accrued	0.0	0.0
Time value excluded from hedge relationship	2.7	0.0
Current portion of hedge asset	2.0
Hedging Instrument, assets (liabilities)	2.0
Oil contracts
Gain (Loss) Recognized in Cash Flow Hedge [Abstract]
Total cash flow hedge assets	0.0	0.0	5.7
Unrealized gain (loss) recognized in cash flow hedge reserve	0.0	1.6
Realized (gain) loss reclassified or adjusted from cash flow hedge reserve	0.0	(7.2)
Premiums accrued	0.0	0.0
Time value excluded from hedge relationship	0.0	(0.1)
Current portion of hedge asset	0.0
Hedging Instrument, assets (liabilities)	0.0
Gold price contracts
Gain (Loss) Recognized in Cash Flow Hedge [Abstract]
Total cash flow hedge assets	0.3	0.0	$ (9.2)
Unrealized gain (loss) recognized in cash flow hedge reserve	(10.5)	(28.2)
Realized (gain) loss reclassified or adjusted from cash flow hedge reserve	0.0	30.3
Premiums accrued	10.5	2.2
Time value excluded from hedge relationship	0.3	$ 4.9
Current portion of hedge asset	0.3
Hedging Instrument, assets (liabilities)	$ 0.3